Annual Fund Operating Expenses ((Oppenheimer Global Multi Strategies Fund), (Global Multi Strategies Fund))	0 Months Ended
	Sep. 26, 2012
Class A
Operating Expenses:
Management Fees	0.91%	[1]
Distribution and/or Service (12b-1) Fees	0.25%	[2]
Other Expenses of the Fund	0.89%	[2]
Other Expenses of the Subsidiary	0.19%	[3]
Total Other Expenses	1.08%
Acquired Fund Fees and Expenses	0.14%
Total Annual Fund Operating Expenses	2.38%
Fee Waiver and/or Expense Reimbursement	(0.90%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.48%
Class C
Operating Expenses:
Management Fees	0.91%	[1],[5]
Distribution and/or Service (12b-1) Fees	1.00%	[2],[5]
Other Expenses of the Fund	0.89%	[2],[5]
Other Expenses of the Subsidiary	0.19%	[3],[5]
Total Other Expenses	1.08%	[5]
Acquired Fund Fees and Expenses	0.14%	[5]
Total Annual Fund Operating Expenses	3.13%	[5]
Fee Waiver and/or Expense Reimbursement	(0.82%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.31%	[5]
Class I
Operating Expenses:
Management Fees	0.91%	[1],[5]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses of the Fund	0.72%	[2],[5]
Other Expenses of the Subsidiary	0.19%	[3],[5]
Total Other Expenses	0.91%	[5]
Acquired Fund Fees and Expenses	0.14%	[5]
Total Annual Fund Operating Expenses	1.96%	[5]
Fee Waiver and/or Expense Reimbursement	(0.73%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23%	[5]
Class Y
Operating Expenses:
Management Fees	0.91%	[1],[5]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses of the Fund	0.89%	[2],[5]
Other Expenses of the Subsidiary	0.19%	[3],[5]
Total Other Expenses	1.08%	[5]
Acquired Fund Fees and Expenses	0.14%	[5]
Total Annual Fund Operating Expenses	2.13%	[5]
Fee Waiver and/or Expense Reimbursement	(0.75%)	[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%	[5]

[1]	"Management Fees" reflects the management fee paid to the Manager by the Fund and the estimated gross management fee of the Subsidiary for its first full fiscal year.
[2]	Expenses have been restated to reflect anticipated fees.
[3]	"Other Expenses of the Subsidiary" are based on estimated amounts for its first full fiscal year.
[4]	The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.25% for Class A shares, 2.08% for Class C shares, 1.15% for Class Y shares and 1.00% for Class I shares as calculated on the daily net assets of the Fund. The Manager has also voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. Each of these expense limitations may not be amended or withdrawn until one year from the date of this prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This waiver will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.
[5]	Estimated expenses for the first full fiscal year that these classes were offered. Classes C, Y and I were first available as of January 27, 2012.